Commitments - Summary of undiscounted lease commitments (Details)	Aug. 31, 2025 USD ($)
Commitments
Undiscounted lease commitments	$ 624,480
2026
Commitments
Undiscounted lease commitments	90,000
2027
Commitments
Undiscounted lease commitments	121,800
2028
Commitments
Undiscounted lease commitments	124,236
2029 and thereafter
Commitments
Undiscounted lease commitments	$ 288,444